Employee Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Sale Of Subsidiary [Abstract]
Employee benefit plan expenses	$ 113,075	$ 102,251
Maximum employee's contribution	4.00%
Employee benefit plan expenses related to 401(k) plan	$ 22,896	$ 22,456